Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2019
Derivative Instruments [Abstract]
Schedule Of Net Unrealized Appreciation (Depreciation) On Futures And Forward Currency Contracts By Settlement Currency Type

	As of December 31,
	2019		2018
	Total Net		Total Net
	Unrealized		Unrealized
	Appreciation	Percent	Appreciation	Percent
Currency Type	(Depreciation)	of Total	(Depreciation)	of Total

Australian dollar	$ 27,388	(31.13)%	$ 294,372	7.88%
British pound	(26,283)	29.88	(49,045)	(1.31)
Canadian dollar	28,301	(32.17)	(73)	-
Euro	369,336	(419.84)	519,737	13.91
Hong Kong dollar	38,779	(44.08)	(72,275)	(1.93)
Japanese yen	(178,063)	202.41	156,912	4.20
Korean won	164,001	(186.43)	(1,751)	(0.05)
Malaysian ringgit	(5,879)	6.68	-	-
Norwegian krone	(90,054)	102.37	70,510	1.89
Polish zloty	56,473	(64.20)	(11,972)	(0.32)
Singapore dollar	576	(0.65)	(3,056)	(0.08)
South African rand	15,663	(17.80)	13,553	0.36
Swedish krona	23,867	(27.13)	31,265	0.84
Taiwan dollar	(221)	0.25	-	-
Thai baht	(655)	0.74	(254)	(0.01)
U.S. dollar	(511,200)	581.10	2,787,686	74.62

Total	$ (87,971)	100.00%	$ 3,735,609	100.00%

Fair Value Of Futures And Forward Currency Contracts

Fair Value of Futures and Forward Currency Contracts at December 31, 2019

					Net Unrealized
	Fair Value - Long Positions		Fair Value - Short Positions		Gain (Loss) on
Sector	Gains	Losses	Gains	Losses	Open Positions

Futures contracts:
Energies	$ 348,898	$ (108,408)	$ 80,510	$ (1,760)	$ 319,240
Grains	19,772	(2,470)	5,713	(215,488)	(192,473)
Interest rates	16,237	(77,018)	584,181	(110,744)	412,656
Livestock	-	(260)	-	-	(260)
Metals	660,231	(265,791)	299,404	(385,702)	308,142
Softs	15,935	(1,375)	9,499	(24,195)	(136)
Stock indices	372,686	(301,069)	257,489	(32,252)	296,854

Total futures contracts	1,433,759	(756,391)	1,236,796	(770,141)	1,144,023

Forward currency contracts	3,542,752	(564,467)	518,649	(4,728,928)	(1,231,994)

Total futures and
forward currency contracts	$ 4,976,511	$ (1,320,858)	$ 1,755,445	$ (5,499,069)	$ (87,971)

Fair Value of Futures and Forward Currency Contracts at December 31, 2018

					Net Unrealized
	Fair Value - Long Positions		Fair Value - Short Positions		Gain (Loss) on
Sector	Gains	Losses	Gains	Losses	Open Positions

Futures contracts:
Energies	$ -	$ (63,140)	$ 3,672,576	$ (95,173)	$ 3,514,263
Grains	670	(20,440)	268,774	(3,259)	245,745
Interest rates	1,407,952	(190,179)	73	(1,153,486)	64,360
Livestock	-	-	1,630	(1,560)	70
Metals	34,284	(609,534)	718,556	(269,344)	(126,038)
Softs	-	-	87,805	(8,111)	79,694
Stock indices	79,993	(172,453)	87,302	(334,793)	(339,951)

Total futures contracts	1,522,899	(1,055,746)	4,836,716	(1,865,726)	3,438,143

Forward currency contracts	1,896,032	(1,027,767)	2,191,795	(2,762,594)	297,466

Total futures and
forward currency contracts	$ 3,418,931	$ (2,083,513)	$ 7,028,511	$ (4,628,320)	$ 3,735,609

Schedule Of Trading Gains (Losses) Of Futures And Forward Currency Contracts

Sector	2019	2018	2017

Futures contracts:
Energies	$ (5,346,364)	$ 14,996,351	$ (2,600,361)
Grains	1,481,999	1,137,068	(2,041,657)
Interest rates	10,540,737	2,528,322	(1,369,247)
Livestock	(12,870)	2,650	(102,040)
Metals	(468,732)	(2,656,939)	(241,212)
Softs	(460,102)	467,959	878,322
Stock indices	10,429,151	(13,025,443)	34,847,775

Total futures contracts	16,163,819	3,449,968	29,371,580

Forward currency contracts	(3,871,572)	173,865	(11,621,226)

Total futures and forward currency contracts	$ 12,292,247	$ 3,623,833	$ 17,750,354

Schedule Of Average Notional Value By Sector Of Futures And Forward Currency Contracts

	2019		2018		2017
Sector	Long Positions	Short Positions	Long Positions	Short Positions	Long Positions	Short Positions

Futures contracts:
Energies	$ 14,456,428	$ 14,270,860	$ 43,197,241	$ 11,055,770	$ 21,863,824	$ 19,092,581
Grains	2,211,102	10,409,085	1,446,327	16,263,275	171,032	23,193,037
Interest rates	149,481,473	160,542,779	390,208,082	81,842,066	434,963,631	21,196,779
Livestock	298,858	600,724	129,276	625,654	304,916	833,972
Metals	6,139,120	8,669,418	5,654,319	18,474,789	15,578,592	10,252,121
Softs	365,875	3,588,990	1,089,766	2,690,213	833,150	4,558,494
Stock indices	75,837,753	37,600,259	122,135,375	30,523,474	186,976,073	17,329,415

Total futures
contracts	248,790,609	235,682,115	563,860,386	161,475,241	660,691,218	96,456,399

Forward currency
contracts	33,739,275	74,590,611	32,675,857	140,075,032	85,663,247	120,741,789

Total average
notional	$ 282,529,884	$ 310,272,726	$ 596,536,243	$ 301,550,273	$ 746,354,465	$ 217,198,188

Offsetting Of Derivative Assets And Liabilities

Offsetting of derivative assets and liabilities at December 31, 2019

	Gross amounts of recognized assets	Gross amounts offset in the Statement of Financial Condition	Net amounts of assets presented in the Statement of Financial Condition
Assets
Futures contracts
Counterparty C	$ 714,978	$ (353,946)	$ 361,032
Counterparty I	1,424,901	(963,483)	461,418
Counterparty J	530,676	(209,103)	321,573

Total assets	$ 2,670,555	$ (1,526,532)	$ 1,144,023

	Gross amounts of recognized liabilities	Gross amounts offset in the Statement of Financial Condition	Net amounts of liabilities presented in the Statement of Financial Condition
Liabilities
Forward currency contracts
Counterparty G	2,968,600	(2,080,697)	887,903
Counterparty K	2,324,795	(1,980,704)	344,091

Total liabilities	$ 5,293,395	$ (4,061,401)	$ 1,231,994

		Amounts Not Offset in the Statement of Financial Condition
Counterparty	Net amounts of Assets presented in the Statement of Financial Condition	Financial Instruments	Collateral Received(1)(2)	Net Amount(3)

Counterparty C	$ 361,032	$ -	$ (361,032)	$ -
Counterparty I	461,418	-	(461,418)	-
Counterparty J	321,573	-	(321,573)	-

Total	$ 1,144,023	$ -	$ (1,144,023)	$ -

		Amounts Not Offset in the Statement of Financial Condition
Counterparty	Net amounts of Liabilities presented in the Statement of Financial Condition	Financial Instruments	Collateral Pledged(1)(2)	Net Amount(4)

Counterparty G	$ 887,903	$ -	$ (887,903)	$ -
Counterparty K	344,091	-	(344,091)	-

Total	$ 1,231,994	$ -	$ (1,231,994)	$ -

(1) Collateral received includes trades made on exchanges. These trades are subject to central counterparty clearing where settlement is guaranteed by the exchange. Collateral pledged includes both cash and U.S. Treasury notes held at each respective counterparty.

(2) Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the
Statements of Financial Condition, for each respective counterparty.
(3) Net amount represents the amount that is subject to loss in the event of a counterparty failure as of December 31, 2019.
(4) Net amount represents the amounts owed by the Trust to each counterparty as of December 31, 2019.

Offsetting of derivative assets and liabilities at December 31, 2018

	Gross amounts of recognized assets	Gross amounts offset in the Statement of Financial Condition	Net amounts of assets presented in the Statement of Financial Condition
Assets
Futures contracts
Counterparty C	$ 1,952,371	$ (457,189)	$ 1,495,182
Counterparty I	2,979,378	(2,153,431)	825,947
Counterparty J	1,427,866	(310,852)	1,117,014
Total futures contracts	$ 6,359,615	$ (2,921,472)	$ 3,438,143

Forward currency contracts
Counterparty G	1,802,050	(1,186,094)	615,956

Total assets	$ 8,161,665	$ (4,107,566)	$ 4,054,099

	Gross amounts of recognized liabilities	Gross amounts offset in the Statement of Financial Condition	Net amounts of liabilities presented in the Statement of Financial Condition
Liabilities
Forward currency contracts
Counterparty K	2,604,267	(2,285,777)	318,490

Total liabilities	$ 2,604,267	$ (2,285,777)	$ 318,490

		Amounts Not Offset in the Statement of Financial Condition
Counterparty	Net amounts of Assets presented in the Statement of Financial Condition	Financial Instruments	Collateral Received(1)(2)	Net Amount(3)

Counterparty C	$ 1,495,182	$ -	$ (1,495,182)	$ -
Counterparty G	615,956	-	-	615,956
Counterparty I	825,947	-	(825,947)	-
Counterparty J	1,117,014	-	(1,117,014)	-

Total	$ 4,054,099	$ -	$ (3,438,143)	$ 615,956

		Amounts Not Offset in the Statement of Financial Condition
Counterparty	Net amounts of Liabilities presented in the Statement of Financial Condition	Financial Instruments	Collateral Pledged(1)(2)	Net Amount(4)

Counterparty K	318,490	-	(318,490)	-

Total	$ 318,490	$ -	$ (318,490)	$ -

(1) Collateral received includes trades made on exchanges. These trades are subject to central counterparty clearing where settlement is guaranteed by the exchange. Collateral pledged includes both cash and U.S. Treasury notes held at each respective counterparty.

(2) Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the
Statements of Financial Condition, for each respective counterparty.
(3) Net amount represents the amount that is subject to loss in the event of a counterparty failure as of December 31, 2018.
(4) Net amount represents the amounts owed by the Trust to each counterparty as of December 31, 2018.